Annual Fund Operating Expenses	Apr. 28, 2026
Longleaf Partners Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Longleaf Partners Fund | Longleaf Partners Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.79%
Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Longleaf Partners Small-Cap Fund | Longleaf Partners Small-Cap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Longleaf Partners Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Longleaf Partners Global Fund | Longleaf Partners Global Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.86%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[4]

[1]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.79% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.
[2]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.
[3]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 0.95% of average net assets per year. This agreement is in effect through at least April 30, 2027 and may not be terminated before that date without Board approval.
[4]	The expense information in the table has been restated to reflect current fees.